Summary of accounting policies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest revenue earned from financial services	¥ 4,971,597	¥ 2,764,131	¥ 1,149,754
Government grants	¥ 1,116,220	¥ 254,623	¥ 458,141
China Mobility | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of the total revenues	97.00%	97.00%	97.00%